Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Current and Non-Current Assets [Member]
Statement [LineItems]
Schedule of Other Current and Non-Current Assets
	December 31, 2018		December 31, 2017
Other current assets
Prepayments and advances		4,778		4,049
Input VAT and other taxes recoverable		3,758		3,413
Other current assets		137		127

Total prepayments and other current assets		8,673		7,589

	December 31, 2018	December 31, 2017
Other non-current assets
Deferred assets from sale and lease back	241	273
Other non-current assets	389	485

Total other non-current assets	630	758